Auditor's Remuneration - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deloitte
Auditor's remuneration [abstract]
Auditors Remuneration	$ 0	$ 0	$ 0